SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) - Corrected Condensed Consolidated Balance Sheets (unaudited) (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 127,386	$ 35,778	$ 48,670	$ 50,430	$ 47,976	$ 32,731	$ 53,078	$ 24,637	$ 36,488
Restricted Cash				0	0			370	1,482
Accounts receivable	1,699	14,075	2,670	5,310	25,998	5,718	4,917	4,113	8,649
Prepaid expenses and other current assets	27,686	1,712	2,794	3,230	5,102	5,577	3,932	5,909	4,038
Current assets from discontinued operations			4,327	3,704	732		1,972	1,517	1,350
Total current assets	156,771	60,855	58,461	62,674	79,808	45,094	63,899	36,546	52,007
Property and equipment, net	561	557	580	297	270	222	173	201	239
Operating lease right-of-use asset	3,035	3,788	4,050	4,307	836	1,099	1,354	1,603	1,846
Other assets	1,242	114	103	101	102	114	132	150	155
Noncurrent assets from discontinued operations			950	960	959		1,163	862	864
Total assets	162,331	67,030	64,144	68,339	81,975	47,487	66,721	39,362	55,111
Current liabilities:
Accounts payable	2,967	3,772	3,661	1,899	4,026	1,447	4,244	3,091	2,861
Accrued liabilities	8,569	14,177	11,772	10,022	9,108	7,672	8,162	8,567	9,954
Accrued indirect tax liabilities	26,289	18,040	14,689	13,431	11,795	11,534	11,314	10,582	7,942
Accrued compensation and benefits	4,933	5,034	4,457	3,582	5,843	4,922	4,117	3,464	3,079
Current contract liabilities	0	430	750	369	699	1,004	3,254	4,444	4,514
Current portion of operating lease liability	1,322	1,082	970	861	920	1,211	1,169	1,129	1,090
Current portion of term loan				0	0			370	1,481
Current liabilities from discontinued operations			13,929	14,606	15,091		11,995	10,286	9,746
Total current liabilities	44,339	67,418	50,228	44,770	47,482	41,400	44,255	41,933	40,667
Long-term contract liabilities		0	0	0	83		98	195	337
Long-term operating lease liability	1,984	3,002	3,306	3,601	0	0	315	621	920
Noncurrent liabilities from discontinued operations			16,504	17,551	19,303		24,300	15,156	16,892
Total liabilities	46,701	75,240	70,038	65,922	66,868	61,925	68,968	57,905	58,816
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock
Common stock	1	1	1	1	1	1	1	1	1
Additional paid-in capital	674,580	433,220	432,323	431,527	430,593	404,061	402,655	400,605	399,684
Accumulated deficit	(558,951)	(441,431)	(438,218)	(429,111)	(415,487)	(418,500)	(404,903)	(419,149)	(403,390)
Total stockholders' deficit	115,630	(8,210)	(5,894)	2,417	15,107	(14,438)	(2,247)	(18,543)	(3,705)	$ 13,104
Total liabilities and stockholders' deficit	162,331	67,030	64,144	68,339	81,975	47,487	66,721	39,362	55,111
Series X Convertible Preferred Stock
Stockholders' equity (deficit):
Preferred stock	$ 0	$ 0	0	0	0	0	0	0	0
As Previously Reported
Current assets:
Cash and cash equivalents			48,670	50,430	47,976		53,078	24,637	36,488
Restricted Cash				0	0			370	1,482
Accounts receivable			2,670	5,310	25,703		4,917	4,113	8,649
Prepaid expenses and other current assets			2,794	3,230	5,245		3,932	5,909	4,038
Current assets from discontinued operations			3,570	3,270	564		1,972	1,517	1,350
Total current assets			57,704	62,240	79,488		63,899	36,546	52,007
Property and equipment, net			580	297	270		173	201	239
Operating lease right-of-use asset			4,131	4,388	917	1,205	1,491	1,765	2,030
Other assets			103	101	102		132	150	155
Noncurrent assets from discontinued operations			950	960	959		1,163	862	864
Total assets			63,468	67,986	81,736	47,593	66,858	39,524	55,295
Current liabilities:
Accounts payable			3,661	1,899	3,980		4,244	3,091	2,861
Accrued liabilities			11,772	10,022	9,078		8,162	8,567	9,234
Accrued indirect tax liabilities			0	0	0	0	0	0	0
Accrued compensation and benefits			4,457	3,582	5,843		4,117	3,464	3,079
Current contract liabilities			750	369	699		3,254	4,444	4,514
Current portion of operating lease liability			1,051	942	1,001	1,317	1,277	1,233	1,190
Current portion of term loan				0	0			370	1,481
Current liabilities from discontinued operations			13,929	14,606	15,062		11,995	10,286	9,746
Total current liabilities			35,620	31,420	35,663	29,972	33,049	31,455	32,105
Long-term contract liabilities			0	0	92		98	195	337
Long-term operating lease liability			3,306	3,601	0		344	679	1,004
Noncurrent liabilities from discontinued operations			16,504	17,551	19,144		24,300	15,156	16,892
Total liabilities			55,430	52,572	54,899	50,497	57,791	47,485	50,338
Commitments and contingencies
Stockholders' equity (deficit):
Common stock			1	1	1		1	1	1
Additional paid-in capital			432,323	431,527	430,593		402,655	400,605	400,404
Accumulated deficit			(424,286)	(416,114)	(403,757)	(406,966)	(393,589)	(408,567)	(395,448)
Total stockholders' deficit			8,038	15,414	26,837	(2,904)	9,067	(7,961)	4,957	21,573
Total liabilities and stockholders' deficit			63,468	67,986	81,736	47,593	66,858	39,524	55,295
As Previously Reported | Series X Convertible Preferred Stock
Stockholders' equity (deficit):
Preferred stock			0	0	0		0	0	0
Restatement Adjustment
Current assets:
Cash and cash equivalents			0	0	0		0	0	0
Restricted Cash				0	0			0	0
Accounts receivable			0	0	295		0	0	0
Prepaid expenses and other current assets			0	0	(143)		0	0	0
Current assets from discontinued operations			757	434	168		0	0	0
Total current assets			757	434	320		0	0	0
Property and equipment, net			0	0	0		0	0	0
Operating lease right-of-use asset			(81)	(81)	(81)	(106)	(137)	(162)	(184)
Other assets			0	0	0		0	0	0
Noncurrent assets from discontinued operations			0	0	0		0	0	0
Total assets			676	353	239	(106)	(137)	(162)	(184)
Current liabilities:
Accounts payable			0	0	46		0	0	0
Accrued liabilities			0	0	30		0	0	720
Accrued indirect tax liabilities			14,689	13,431	11,795	11,534	11,314	10,582	7,942
Accrued compensation and benefits			0	0	0		0	0	0
Current contract liabilities			0	0	0		0	0	0
Current portion of operating lease liability			(81)	(81)	(81)	(106)	(108)	(104)	(100)
Current portion of term loan				0	0			0	0
Current liabilities from discontinued operations			0	0	29		0	0	0
Total current liabilities			14,608	13,350	11,819	11,428	11,206	10,478	8,562
Long-term contract liabilities			0	0	(9)		0	0	0
Long-term operating lease liability			0	0	0		(29)	(58)	(84)
Noncurrent liabilities from discontinued operations			0	0	159		0	0	0
Total liabilities			14,608	13,350	11,969	11,428	11,177	10,420	8,478
Commitments and contingencies
Stockholders' equity (deficit):
Common stock			0	0	0		0	0	0
Additional paid-in capital			0	0	0		0	0	(720)
Accumulated deficit			(13,932)	(12,997)	(11,730)	(11,534)	(11,314)	(10,582)	(7,942)
Total stockholders' deficit			(13,932)	(12,997)	(11,730)	(11,534)	(11,314)	(10,582)	(8,662)	$ (8,469)
Total liabilities and stockholders' deficit			676	353	239	$ (106)	(137)	(162)	(184)
Restatement Adjustment | Series X Convertible Preferred Stock
Stockholders' equity (deficit):
Preferred stock			$ 0	$ 0	$ 0		$ 0	$ 0	$ 0